UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21275
                                                      ---------


                           Turnaround Investment Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)


                 Post Office Box 7365, Eugene, Oregon 97401-0015
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
           116 S. Franklin Street, P. O. Box 69, Rocky Mount, NC 27802
           -----------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: February 28
                                               -----------


                   Date of reporting period: November 30, 2004
                                             -----------------

Item 1.  SCHEDULE OF INVESTMENTS


                                                       THE TURNAROUND FUND(TM)

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                  Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.91%

Airlines - 2.52%
(a) JetBlue Airways Corporation ............................................                       14,000              $    336,140
                                                                                                                       ------------

Banks - 13.35%
    Commerce Bancorp, Inc .................................................                        28,500                 1,780,395
                                                                                                                       ------------

Engineering & Construction - 5.17%
(a) Jacobs Engineering Group Inc. ..........................................                       15,000                   689,550
                                                                                                                       ------------

Entertainment - 3.28%
(a) Six Flags, Inc..........................................................                       90,000                   437,400
                                                                                                                       ------------

Food - 3.49%
(a) Wild Oats Markets Inc. .................................................                       65,000                   465,400
                                                                                                                       ------------

Healthcare - Services -  7.09%
    HCA Inc. ...............................................................                       24,000                   946,080
                                                                                                                       ------------

Home Furnishings - 1.01%
(a) Salton Inc. ............................................................                       22,000                   134,420
                                                                                                                       ------------

Insurance - 11.52%
    Aon Corporation ........................................................                       20,000                   422,400
(a) Conseco Inc.............................................................                       30,000                   569,700
    UnumProvident Corp. ....................................................                       35,000                   544,950
                                                                                                                       ------------
                                                                                                                          1,537,050
                                                                                                                       ------------
Internet - 11.77%
(a) 1-800-Flowers.com Inc. .................................................                       70,000                   581,000
(a) E-Loan Inc. ............................................................                      290,000                   783,000
    Netbank Inc.............................................................                       20,000                   205,400
                                                                                                                       ------------
                                                                                                                          1,569,400
                                                                                                                       ------------
Leisure Time - 3.37%
(a) Bally Total Fitness Holding Corp. ......................................                      135,000                   449,550
                                                                                                                       ------------

Miscellaneous Manufacturing - 6.87%
    Eastman Kodak Company ..................................................                       28,000                   915,880
                                                                                                                       ------------

Real Estate - 3.71%
    Tejon Ranch Co. ........................................................                       12,500                   494,375
                                                                                                                       ------------





                                                                                                                         (Continued)

                                                       THE TURNAROUND FUND(TM)

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                  Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Retail - 23.62%
          Blockbuster Inc. .................................................                      155,000              $  1,314,400
      (a) Cabela's Inc......................................................                       12,500                   268,125
      (a) Carmax Inc. ......................................................                       40,000                 1,114,000
          Office Max Inc. ..................................................                       15,000                   454,050
                                                                                                                       ------------
                                                                                                                          3,150,575
                                                                                                                       ------------
      Toys/Games/Hobbies - 2.14%
          Hasbro, Inc........................................................                      15,000                   285,450
                                                                                                                       ------------

          Total Common Stocks (Cost $12,118,563) ........................................................                13,191,665
                                                                                                                       ------------


INVESTMENT COMPANY - 0.08%

      Evergreen Institutional U.S. Government Money Market Fund Class IN ....                      11,019                    11,019
          (Cost $11,019)                                                                                              -------------


Total Value of Investments (Cost $12,129,582 (b)) ...........................                       98.99%            $  13,202,684
Other Assets Less Liabilities ...............................................                        1.01%                  134,456
                                                                                                   ------             -------------
      Net Assets ............................................................                      100.00%            $  13,337,140
                                                                                                   ======             =============



      (a) Non-income producing investment

      (b) Aggregate cost for financial reporting and federal income tax purposes  is the same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


          Aggregate gross unrealized appreciation .......................................................             $   1,493,600
          Aggregate gross unrealized depreciation .......................................................                  (420,498)
                                                                                                                      -------------

                      Net unrealized appreciation .......................................................             $   1,073,102
                                                                                                                      =============


Item 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Turnaround Investment Trust


By: (Signature and Title)        /s/ Arne T. Alsin
                                 _______________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer


Date: January 30, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Arne T. Alsin
                                 _______________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 Turnaround Investment Trust

Date: January 30, 2005





By: (Signature and Title)        /s/ Glenn D. Surowiec
                                 _______________________________
                                 Glenn D. Surowiec
                                 Treasurer and Principal Financial Officer
                                 Turnaround Investment Trust

Date: January 31, 2005